STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

February 23, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 34 to the Registration Statement on Form N-1A for The Sector Rotation Fund, (the “Fund”), a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 34 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 38 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Post-Effective Amendment No. 34 is being filed pursuant to Rule 485(a) in order to add a new series to the Trust’s Registration Statement into which the Sector Rotation Fund, a series of the World Funds Trust, intends to reorganize.  The investment objectives and strategies disclosed in the prospectus and statement of additional information filed herewith are identical, and the investment policies are substantially the same, to those disclosed in the existing prospectus and statement of additional information for the Sector Rotation Fund.  Trust specific disclosures in the prospectus and statement of additional information are identical to the disclosures of other series in the Starboard Investment Trust.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary and Assistant Treasurer